SIMPLE AGREEMENT FOR FUTURE EQUITY	12 Months Ended
Dec. 31, 2023
Simple Agreement for Future Equity [Abstract]
SIMPLE AGREEMENT FOR FUTURE EQUITY

NOTE 7 — SIMPLE AGREEMENT FOR FUTURE EQUITY:

On March 15, 2021, a Simple Agreement for Future Equity (“SAFE”) was signed between the Company and a group of investors, for an aggregate amount of up to $4,000, of which $2,887 were actually raised. The SAFE was for a period of 9 months and was convertible into preferred shares with the most senior class of rights issued by the Company at the time of conversion.

The conversion rate and timing were subject to events as determined in the SAFE, the principal amount thereon was to be converted to the most senior class of shares of the Company in accordance with the terms mentioned in the SAFE, as follows: in an event that the Company consummates an equity investment of at least $2,000, the principal amount will be converted automatically to the most senior class of equity at the lower of (i) the price per share of the most senior shares issued in such equity investment less a 25% discount, or (ii) a price per share reflecting a fully diluted pre-money Company valuation of $70,000. However, in no event was the price per share to be lower than a price per share reflecting a fully-diluted pre-money valuation of the Company of $30,000.

Total consideration for the SAFE agreements was $2,887.

On January 14, 2022, the Company converted the SAFE in the total amount of $3,204 (its fair value as of conversion date) into 63,331 Series A-3 Preferred Shares and 47,495 warrants exercisable into Series A-2 Preferred Shares. In accordance with ASC 480 the Company recorded financial expenses in amount of $317 with respect to the discount on the SAFE conversion.